DEBT FACILITIES	12 Months Ended
Mar. 31, 2018
Debt and Financing Obligations [Abstract]
DEBT FACILITIES
DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

(amounts in millions)	2018	2017
Total recourse debt	$1,174.9	$1,192.8
Total non-recourse debt (1)	86.0	62.6
Total long-term debt	$1,260.9	$1,255.4
Less: current portion of long-term debt	35.2	31.2
Less: current portion of finance leases	17.0	20.7
	$1,208.7	$1,203.5
(1) Non-recourse debt is a debt in a subsidiary for which recourse is limited to the assets, equity, interest and undertaking of such subsidiary and not CAE Inc.

Details of the recourse debt are as follows:

	2018	2017
Unsecured senior notes ($125.0 and US$225.0 maturing between December 2019 and December 2027), floating interest rates based on bankers’ acceptances rate plus a spread on $50.0 million and interest rates ranging from 3.59% and 4.15% for remaining $75.0 and US$225.0	$415.0	$424.0
Unsecured senior notes of US$60.0 maturing in June 2019 (2017 - US$60.0), interest rate of 7.66% payable semi-annually in June and December	75.7	77.9
Unsecured senior notes (US$100.0 maturing in August 2021 and US$50.0 maturing in August 2026), average blended rate of 4.47% payable semi-annually in August and February	193.4	199.3
Obligations under finance lease, with various maturities from April 2018 to October 2036, interest rates from 3.49% to 10.68%	145.4	173.3
Term loan maturing in June 2018 of US$2.9 and £0.6 (2017 – US$14.6 and £2.8), combined coupon rate of post-swap debt of 8.01% (2017 – 7.97%)	5.1	23.6
R&D obligation from a government agency maturing in July 2029 (i)	167.7	160.5
R&D obligation from a government agency maturing in July 2035 (ii)	132.6	92.0
Term loan maturing in January 2020 of €1.3 (2017 – €2.0), floating interest rate of EURIBOR plus a spread	1.8	2.7
Term loans, with maturities between October 2020 and December 2021, of US$14.5 (2017 – US$18.7), average blended rate of 3.31%	18.7	24.9
Other debt of US$11.0 maturing March 2024, floating interest of 0.80%	14.2	14.6
Term loan maturing in December 2021 of US$4.1, average blended rate of 3.28%	5.3	—
Total recourse debt, net amount	$1,174.9	$1,192.8

(i)    Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Falcon, an R&D program that ended in fiscal 2014, for a maximum amount of $250.0 million. The discounted value of the debt recognized amounted to $167.7 million as at March 31, 2018 (2017 – $160.5 million);

(ii)   Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Innovate, an R&D program announced in fiscal 2014 and extending over five and a half years, for a maximum amount of $250.0 million. The aggregate amount recognized in fiscal 2018 was $226.5 million (2017 – $169.9 million). The discounted value of the debt recognized amounted to $132.6 million as at March 31, 2018 (2017 – $92.0 million).

Revolving credit facility
The Company has access to a revolving unsecured term credit facility maturing in September 2022. The available facility amount is US $550.0 million with an option, subject to the lender’s consent, to increase to a total amount of up to US $850.0 million. The facility has covenants requiring a minimum fixed charge coverage and a maximum debt coverage. The applicable interest rate on this revolving credit facility is variable, based on the bank’s prime rate, bankers’ acceptance rates or LIBOR plus a spread which depends on the credit rating assigned by Standard & Poor’s Rating Services. As at March 31, 2018 and 2017, the Company had no outstanding borrowings under its revolving credit facility.

Details of the non-recourse debt are as follows:

	2018	2017
Term loan maturing in April 2018 of £0.7 (2017 – £0.2), interest rate of 13.50%	$1.3	$0.4
Term loan maturing in March 2028 of US$43.5 (2017 – US$47.1), interest rate of LIBOR plus 2.50% (i)	55.8	62.2
Term loans, with maturities between June 2021 and December 2025, of US $22.3, floating interest rate of LIBOR plus a fixed spread	28.9	—
Total non-recourse debt, net amount	$86.0	$62.6

(i)     Represents collateralized non-recourse financing for a term loan to finance a training centre in Brunei. The subsidiary may also avail an additional amount of up to US $12.0 million in the form of letters of credit.

Payments required to meet the retirement provisions of the long-term debt are as follows:

	2018	2017
No later than 1 year	$35.6	$31.9
Later than 1 year and no later than 5 years	450.2	414.8
Later than 5 years	631.7	638.2
Total payments required	$1,117.5	$1,084.9
Less: transaction costs	(2.0)	(2.8)
	$1,115.5	$1,082.1

Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows is presented below.

	Revolving
	Unsecured Credit	Long-term	Finance
	Facilities	debt	Leases	Total
Balance at beginning of year	$—	$1,082.1	$173.3	$1,255.4
Changes from financing cash flows
Proceeds, net of transaction costs	106.0	37.8	—	143.8
Repayments	(106.0)	(33.4)	(25.0)	(164.4)
Total changes from financing cash flows	$—	$4.4	$(25.0)	$(20.6)
Additions through a business combination (Note 3)	—	37.7	—	37.7
Non-cash changes:
Effect of foreign currency exchange differences	—	(19.2)	(3.7)	(22.9)
Others	—	(1.3)	—	(1.3)
Interests	—	11.8	0.8	12.6
Total non-cash changes	$—	$(8.7)	$(2.9)	$(11.6)
Balance at end of year	$—	$1,115.5	$145.4	$1,260.9

The present value of the obligations under finance lease are as follows:

	2018	2017
Gross future minimum lease payments	$201.8	$240.4
Less: future finance charges on finance leases	47.2	58.3
Less: discounted guaranteed residual values of leased assets	9.2	8.8
Present value of future minimum lease payments	$145.4	$173.3

The future minimum lease payments of the obligations under finance lease are as follows:

		2018		2017
	Gross future	Present value of	Gross future	Present value of
	minimum lease	future minimum	minimum lease	future minimum
	payments	lease payments	payments	lease payments
No later than 1 year	$25.8	$17.0	$30.1	$20.7
Later than 1 year and no later than 5 years	105.8	81.0	123.3	92.0
Later than 5 years	70.2	47.4	87.0	60.6
	$201.8	$145.4	$240.4	$173.3

As at March 31, 2018, the Company is in compliance with all of its financial covenants.